NET LOSS PER SHARE	6 Months Ended
Jun. 30, 2025
NET LOSS PER SHARE
NET LOSS PER SHARE

14. NET LOSS PER SHARE

Basic and diluted net loss per share for the six months ended June 30, 2025 and 2024 are calculated as follows:

	Six Months Ended June 30,
	2025	2024
Numerator:
Net loss attributable to continuing operations	$(8,654)	$(18,360)
Net income attributable to discontinued operations	—	27,466
Net income (loss)	$(8,654)	$9,106
Denominator:
Denominator for basic and diluted income (loss) per share calculation- weighted average number of common shares outstanding	187,794,543	186,001,615

Net loss per share from continuing operations - basic and diluted	$(0.05)	$(0.10)
Net income per share from discontinued operations - basic and diluted	$—	$0.15
Net income (loss) per share - basic and diluted	$(0.05)	$0.05

The Group uses loss from continuing operations as the “control number” or benchmark to determine whether potential common shares are dilutive or anti-dilutive for purposes of reporting loss per share for discontinued operations. The control number concept requires that the same number of potentially dilutive securities applied in computing diluted earnings per share from continuing operations be applied to all other categories of income or loss, regardless of their anti-dilutive effect on such categories. The effects of all outstanding RSUs and stock options have been excluded from the computation of diluted loss per share for the six months ended June 30, 2025 and 2024 as their effects would be anti-dilutive to the control number. The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	Six Months Ended June 30,
	2025	2024
RSUs	4,467,657	5,336,477
Stock options	9,980,595	14,360,373